Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary Of Revenue Information By Geographical Region
The following table presents the Company’s revenue information by geographical region for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
United States	$778	$565	$1,214	$3,430
Japan	—	2	333	4
Korea	—	4	—	4
Others	3	—	6	4

Total revenue	$781	$571	$1,553	$3,442

The following table presents the Company’s revenue information by geographical region for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
United States	$3,848	$2,728
Canada	—	777
Japan	4	268
Korea	4	55
Others	—	13

Total revenue	$3,856	$3,841

Summary of Disaggregation of Revenue
The following provides a disaggregation of revenue based on the pattern of revenue recognition for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Revenue recognized at a point in time	$24	$—	$360	$—
Revenue recognized over time	757	571	1,193	3,442

	$781	$571	$1,553	$3,442

The following provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Revenue recognized at a point in time	$16	$865
Revenue recognized over time	3,840	2,976

	$3,856	$3,841

Summary of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue allocated to remaining performance obligations, which includes unearned or deferred revenue and amounts that will be invoiced and recognized as revenue in future periods as of September 30, 2024 and December 31, 2023, was as follows (in thousands):

	September 30, 2024	December 31, 2023
Current	$1,727	$733
Non-current	—	367

Total	$1,727	$1,100

Revenue allocated to remaining performance obligations, which includes unearned or deferred revenue and amounts that will be invoiced and recognized as revenue in future periods as of December 31, 2023 and 2022 was as follows (in thousands):

	2023	2022
Current	$733	$730
Non-current	367	1,100

Total	$1,100	$1,830